INCOME TAXES (Details 4)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory Rate	21.00%	21.00%
State Tax	6.98%	6.98%
Permanent Differences	(0.57%)	(0.00%)
Changes in VA	(28.06%)	(16.87%)
True-ups	0.65%	(11.11%)
Total	0.00%	0.00%